Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
13. Commitments and Contingencies
Leases
In September 2021, the Company entered a
non-cancelable
three-year lease for certain office space in Solana Beach, California, with an option to renew for an additional three-year term. In January 2024, the Company executed a three-year extension to the lease with a new expiration date of October 31, 2027. The initial term of the lease started on November 1, 2021, and is serving as the Company’s headquarters. Rent expense under this lease was $0.1 million for each of the years ended December 31, 2023 and 2022.
During each of the years ended December 31, 2023 and 2022, the Company paid $0.1 million in lease payments. All lease payments were included in operating activities in the statements of cash flows.
The following table summarizes supplemental balance sheet information related to leases as of December 31, 2023 and December 31, 2022 (in thousands):

	December 31, 2023	December 31, 2022
Assets:
Operating lease right-of-use assets	$53	$111

Total right-of-use assets	53	111

Liabilities
Operating lease liabilities, current	60	60
Operating lease liabilities, non-current	—	60

Total operating lease liabilities	$60	$120

As of December 31, 2023, the future minimum annual lease payments under the existing operating leases were as follows (in thousands, except for weighted-average remaining lease term and weighted-average discount rate):

2024	62

Total remaining lease payments	62
Less: imputed interest	(2)

Total operating lease liabilities	60
Less: current portion	(60)

Long-term operating lease liabilities	$—

Weighted-average remaining lease term ( in years )	0.83
Weighted-average discount rate	8%